Segment Reporting - Summary of Timing of Recognition of Group Revenue (Parenthetical) (Detail) - Performance obligations satisfied at point in time [member] - Operating segments [member] € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Proprietary development segment [member]
Disclosure of performance obligations [line items]
Performance obligations fulfilled in previous periods	€ 0.0
Partnered discovery segment [member]
Disclosure of performance obligations [line items]
Performance obligations fulfilled in previous periods	€ 19.0